Supplementary Cash Flow Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Supplementary Cash Flow Information [Abstract]
Accounts receivable and other receivables	$ 9,514	$ (6,243)
Unbilled revenues	844	8,496
Tax credits receivable	702	1,168
Prepaids	(1,222)	614
Other assets	940	(213)
Accounts payable and accrued liabilities	1,150	(17,054)
Deferred revenues	(1,707)	2,988
Net change in non-cash working capital items	10,221	(10,244)
Additions	$ 965	$ 557